Schedule of Warrants (Details) - $ / shares	Mar. 31, 2023	Mar. 20, 2023	Mar. 13, 2023	Feb. 17, 2023	Dec. 31, 2022	Jun. 28, 2022	May 24, 2022	May 04, 2022	Mar. 01, 2022	Jan. 31, 2022	Jan. 13, 2022	May 20, 2021	Jun. 09, 2020	Apr. 24, 2020	Jun. 10, 2019	Apr. 11, 2019	Jun. 26, 2018	May 24, 2018	Jun. 11, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right outstanding	3,180,282				2,052,361
Exercise price					$ 56.25
Common Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right outstanding					369,230	582,886	1,041,136	6,666	8,303	8,003		30,582	1,092	1,639	1,480	888		452	4
Exercise price					$ 6.25	$ 4.0625	$ 4.0625	$ 309.56	$ 897.56	$ 735.00		$ 1,875	$ 4.0625	$ 4.0625	$ 11,962.50	$ 11,962.50	$ 14,062.50	$ 14,062.50	$ 6,918.75
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right outstanding		258,584	240,000	653,538	369,230	582,886	1,016,935	6,666	8,303		8,003	30,582	1,092	1,639	1,480	888		452	4
Exercise price		$ 2.50	$ 2.50	$ 2.50	$ 1.625	$ 1.625	$ 1.625	$ 309.56	$ 897.56		$ 735.00	$ 1,875.00	$ 1.625	$ 1.625	$ 11,962.50	$ 11,962.50	$ 14,062.50	$ 14,062.50	$ 6,918.75